Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity
Schedule of total shares

Common shares issued and outstanding at December 31, 2020	180,460,565
Follow-on public offering, incl. Greenshoe	5,750,000
Share option exercises	910,163
Common shares issued and outstanding at December 31, 2021	187,120,728
Shares issued as part of the at-the-market offering program	6,908,493
Shares issued to former shareholders of Frame Pharmaceuticals	858,496
Shares issued for LTIP option exercises and RSU deliveries	109,374
Common shares issued and outstanding at December 31, 2022	194,997,091
Shares issued as part of the at-the-market offering program	1,748,218
Shares issued as part of the public offering	27,027,028
Shares issued for LTIP option exercises and RSU releases	216,338
Common shares issued and outstanding at December 31, 2023	223,988,675